General and Administration Expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
General and Administration Expenses [Abstract]
General and Administration expenses

Note 10 – General and Administration expenses

	For the three months ended March 31,		For the nine months ended March 31,
	2024 $	2023 $	2024 $	2023 $
	(in thousands)		(in thousands)
Salaries, and other employee benefits	2,873	979	7,706	3,122
Depreciation expense	17	(13)	41	21
Compliance, legal and regulatory	821	517	2,393	1,210
Occupancy expenses	99	79	251	113
Advertising and investor relations	149	388	854	813
Other administration expenses	179	62	532	251
Total general and administration expenses	4,138	2,012	11,777	5,530

Note 10 – General and Administration expenses

	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Salaries, and other employee benefits	(2,352)	(1,463)
Share-based payments expense	(2,149)	(1,063)
Depreciation expense	(88)	0
Compliance, legal and regulatory	(1,774)	(2,584)
Occupancy expenses	(84)	(82)
Advertising and investor relations	(1,249)	(1,993)
Other administration expenses	(316)	(258)

Total general and administration expenses	(8,012)	(7,443)